Shareholder Report, Average Annual Return (Details) DFAM_Dimensional Emerging Markets Value Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Markets Value Fund
Average Annual Return, Percent	23.23%	14.12%	9.27%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	7.69%
MSCI Emerging Markets Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent	24.54%	10.69%	6.84%